MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 89.0%
Aerospace/Defense: 0.2%
	Bombardier Inc
$125,000	6.000%, 10/15/22 [1]	$94,687

Airlines: 0.2%
	VistaJet Malta Finance PLC / XO Management Holding Inc
100,000	10.500%, 6/1/24 [1]	81,501

Automotive & Auto Parts: 1.5%
	American Axle & Manufacturing Inc
215,000	6.250%, 4/1/25	178,988
	Ford Motor Credit Co LLC
200,000	4.250%, 9/20/22	187,000
	Panther BF Aggregator 2 LP / Panther Finance Co Inc
100,000	6.250%, 5/15/26 [1]	95,062
175,000	8.500%, 5/15/27 [1]	153,641
		614,691
Banking: 1.8%
	Ally Financial Inc
75,000	8.000%, 11/1/31	87,319
	CIT Group Inc
100,000	5.000%, 8/15/22	97,748
25,000	4.750%, 2/16/24	24,531
	Deutsche Bank AG
200,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [2,4]	168,449
	Dresdner Funding Trust I
150,000	8.151%, 6/30/31 [1]	174,891
	Royal Bank of Scotland Group PLC
150,000	7.648% (3 Month LIBOR USD + 2.500%), 9/30/31 [2,3,4]	192,049
		744,987
Broadcasting: 4.9%
	Belo Corp
125,000	7.750%, 6/1/27	134,958
50,000	7.250%, 9/15/27	52,927
	Diamond Sports Group LLC / Diamond Sports Finance Co
100,000	5.375%, 8/15/26 [1]	81,814
50,000	6.625%, 8/15/27 [1]	33,715
	Gray Television Inc
50,000	5.125%, 10/15/24 [1]	49,188
225,000	5.875%, 7/15/26 [1]	217,879
25,000	7.000%, 5/15/27 [1]	25,014
	iHeartCommunications Inc
275,000	8.375%, 5/1/27	240,947
	Netflix Inc
100,000	4.875%, 4/15/28	103,757
275,000	4.875%, 6/15/30 [1]	280,693

	Nexstar Broadcasting Inc
225,000	5.625%, 8/1/24 [1]	213,186
50,000	5.625%, 7/15/27 [1]	49,153
	Sinclair Television Group Inc
25,000	5.875%, 3/15/26 [1]	22,339
100,000	5.125%, 2/15/27 [1]	85,354
	Sirius XM Radio Inc
150,000	4.625%, 7/15/24 [1]	153,178
100,000	5.375%, 4/15/25 [1]	101,624
	TEGNA Inc
50,000	4.625%, 3/15/28 [1]	44,219
150,000	5.000%, 9/15/29 [1]	135,982
		2,025,927
Building Materials: 2.2%
	Beacon Roofing Supply Inc
150,000	4.875%, 11/1/25 [1]	136,313
50,000	4.500%, 11/15/26 [1]	46,328
	New Enterprise Stone & Lime Co Inc
100,000	6.250%, 3/15/26 [1]	92,854
	SRS Distribution Inc
275,000	8.250%, 7/1/26 [1]	211,349
	Standard Industries Inc
75,000	5.500%, 2/15/23 [1]	72,935
125,000	5.375%, 11/15/24 [1]	121,559
100,000	6.000%, 10/15/25 [1]	99,027
125,000	5.000%, 2/15/27 [1]	114,621
		894,986
Cable/Satellite TV: 8.0%
	Altice Financing SA
200,000	5.000%, 1/15/28 [1]	178,500
	Block Communications Inc
50,000	4.875%, 3/1/28 [1]	46,781
	CCO Holdings LLC / CCO Holdings Capital Corp
325,000	5.500%, 5/1/26 [1]	332,139
25,000	5.875%, 5/1/27 [1]	25,924
100,000	5.000%, 2/1/28 [1]	100,805
150,000	5.375%, 6/1/29 [1]	154,973
100,000	4.750%, 3/1/30 [1]	100,055
225,000	4.500%, 8/15/30 [1]	221,766
75,000	4.500%, 5/1/32 [1]	73,562
	Charter Communications Operating LLC / Charter Communications Operating Capital
75,000	3.579%, 7/23/20	74,771
	CSC Holdings LLC
225,000	10.875%, 10/15/25 [1]	244,547
200,000	5.375%, 2/1/28 [1]	205,393
200,000	7.500%, 4/1/28 [1]	214,478
200,000	5.750%, 1/15/30 [1]	202,442
	DISH DBS Corp
225,000	5.875%, 11/15/24	220,220
	Midcontinent Communications / Midcontinent Finance Corp
275,000	5.375%, 8/15/27 [1]	268,608

	UPC Holding BV
475,000	5.500%, 1/15/28 [1]	449,136
	Virgin Media Secured Finance PLC
200,000	5.500%, 8/15/26 [1]	204,394
		3,318,494
Capital Goods: 3.4%
	Amsted Industries Inc
100,000	5.625%, 7/1/27 [1]	98,146
250,000	4.625%, 5/15/30 [1]	225,000
	Anixter Inc
75,000	6.000%, 12/1/25	74,062
	ATS Automation Tooling Systems Inc
50,000	6.500%, 6/15/23 [1]	49,062
	BCD Acquisition Inc
400,000	9.625%, 9/15/23 [1]	333,988
	Griffon Corp
200,000	5.750%, 3/1/28 [1]	189,125
	JB Poindexter & Co Inc
75,000	7.125%, 4/15/26 [1]	70,047
	Manitowoc Co Inc
200,000	9.000%, 4/1/26 [1]	178,423
	Park-Ohio Industries Inc
175,000	6.625%, 4/15/27	139,818
	Resideo Funding Inc
75,000	6.125%, 11/1/26 [1]	66,006
		1,423,677
Chemicals: 2.4%
	Compass Minerals International Inc
150,000	6.750%, 12/1/27 [1]	136,245
	Consolidated Energy Finance SA
150,000	4.491% (3 Month LIBOR USD + 3.750%), 6/15/22 [1,2]	145,647
200,000	6.875%, 6/15/25 [1]	174,494
	CVR Partners LP / CVR Nitrogen Finance Corp
150,000	9.250%, 6/15/23 [1]	121,193
	Koppers Inc
200,000	6.000%, 2/15/25 [1]	161,494
	Kraton Polymers LLC / Kraton Polymers Capital Corp
75,000	7.000%, 4/15/25 [1]	67,007
	Neon Holdings Inc
100,000	10.125%, 4/1/26 [1]	90,288
	Valvoline Inc
100,000	4.250%, 2/15/30 [1]	94,303
		990,671
Consumer-Products: 0.6%
	Energizer Holdings Inc
75,000	5.500%, 6/15/25 [1]	73,219
25,000	6.375%, 7/15/26 [1]	25,389
	Mattel Inc
125,000	5.875%, 12/15/27 [1]	129,169
		227,777

Containers: 1.4%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
200,000	5.250%, 8/15/27 [1]	206,110
	Berry Global Inc
75,000	5.500%, 5/15/22	74,439
75,000	4.875%, 7/15/26 [1]	76,172
	Graphic Packaging International LLC
75,000	4.750%, 7/15/27 [1]	73,991
	Mauser Packaging Solutions Holding Co
150,000	5.500%, 4/15/24 [1]	139,120
		569,832
Diversified Financial Services: 3.3%
	Alliance Data Systems Corp
350,000	4.750%, 12/15/24 [1]	268,625
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.250%, 2/1/22	100,784
75,000	6.750%, 2/1/24	73,031
75,000	6.250%, 5/15/26	71,297
125,000	5.250%, 5/15/27	116,406
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
175,000	5.250%, 10/1/25 [1]	145,520
50,000	4.250%, 2/1/27 [1]	39,875
	LPL Holdings Inc
50,000	5.750%, 9/15/25 [1]	48,373
25,000	4.625%, 11/15/27 [1]	23,053
	Navient Corp
100,000	5.875%, 3/25/21	98,305
25,000	6.500%, 6/15/22	24,663
	Springleaf Finance Corp
125,000	5.625%, 3/15/23	121,562
50,000	6.125%, 3/15/24	49,627
50,000	6.875%, 3/15/25	50,729
75,000	7.125%, 3/15/26	74,672
50,000	5.375%, 11/15/29	46,028
		1,352,550
Diversified Media: 1.1%
	Clear Channel Worldwide Holdings Inc
175,000	5.125%, 8/15/27 [1]	166,565
	Lamar Media Corp
50,000	3.750%, 2/15/28 [1]	47,244
25,000	4.000%, 2/15/30 [1]	23,437
	Nielsen Finance LLC / Nielsen Finance Co
100,000	5.000%, 4/15/22 [1]	92,716
	Terrier Media Buyer Inc
125,000	8.875%, 12/15/27 [1]	106,563
		436,525
Energy: 6.9%
	Antero Resources Corp
100,000	5.375%, 11/1/21	73,296
100,000	5.625%, 6/1/23	40,750
	Archrock Partners LP / Archrock Partners Finance Corp
50,000	6.250%, 4/1/28 [1]	34,875
	Berry Petroleum Co LLC
100,000	7.000%, 2/15/26 [1]	40,854

	Blue Racer Midstream LLC / Blue Racer Finance Corp
150,000	6.625%, 7/15/26 [1]	88,281
	Buckeye Partners LP
100,000	4.150%, 7/1/23	87,250
125,000	3.950%, 12/1/26	103,400
50,000	5.600%, 10/15/44	31,875
	Callon Petroleum Co
75,000	6.375%, 7/1/26	13,203
	Cheniere Energy Partners LP
100,000	4.500%, 10/1/29 [1]	87,555
	CITGO Petroleum Corp
150,000	6.250%, 8/15/22 [1]	136,122
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.250%, 4/1/23	84,968
	CrownRock LP / CrownRock Finance Inc
125,000	5.625%, 10/15/25 [1]	65,934
	DCP Midstream Operating LP
150,000	3.875%, 3/15/23	121,076
50,000	5.125%, 5/15/29	31,775
125,000	5.600%, 4/1/44	56,623
	Delek Logistics Partners LP / Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	98,126
	EnLink Midstream Partners LP
75,000	5.450%, 6/1/47	25,320
	EQT Corp
25,000	6.125%, 2/1/25	19,440
	Genesis Energy LP / Genesis Energy Finance Corp
50,000	5.625%, 6/15/24	35,438
175,000	7.750%, 2/1/28	122,491
	Global Partners LP / GLP Finance Corp
75,000	7.000%, 6/15/23	62,156
100,000	7.000%, 8/1/27	75,854
	Gulfport Energy Corp
50,000	6.625%, 5/1/23	14,421
100,000	6.000%, 10/15/24	25,250
100,000	6.375%, 1/15/26	20,396
	Holly Energy Partners LP / Holly Energy Finance Corp
150,000	5.000%, 2/1/28 [1]	126,469
	Laredo Petroleum Inc
75,000	9.500%, 1/15/25	30,281
175,000	10.125%, 1/15/28	67,813
	Matador Resources Co
100,000	5.875%, 9/15/26	30,058
	Murphy Oil Corp
150,000	5.875%, 12/1/42	63,031
	Nabors Industries Inc
75,000	5.750%, 2/1/25	17,156
	PBF Holding Co LLC / PBF Finance Corp
250,000	6.000%, 2/15/28 [1]	166,875
	Precision Drilling Corp
9,112	6.500%, 12/15/21	6,913

	Rockies Express Pipeline LLC
125,000	4.950%, 7/15/29 [1]	76,274
175,000	4.800%, 5/15/30 [1]	105,263
	Southwestern Energy Co
125,000	6.200%, 1/23/25	86,052
125,000	7.500%, 4/1/26	82,822
	Suburban Propane Partners LP/Suburban Energy Finance Corp
50,000	5.500%, 6/1/24	47,374
75,000	5.875%, 3/1/27	69,734
	Sunoco LP / Sunoco Finance Corp
75,000	4.875%, 1/15/23	72,281
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
125,000	4.250%, 11/15/23	108,369
	Transocean Pontus Ltd
41,750	6.125%, 8/1/25 [1]	34,129
	USA Compression Partners LP / USA Compression Finance Corp
100,000	6.875%, 9/1/27	62,555
		2,850,178
Environmental: 0.2%
	GFL Environmental Inc
45,000	7.000%, 6/1/26 [1]	43,941
30,000	8.500%, 5/1/27 [1]	30,307
		74,248
Food & Drug Retail: 1.7%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
100,000	6.625%, 6/15/24	102,247
100,000	5.750%, 3/15/25	101,915
50,000	7.500%, 3/15/26 [1]	54,171
100,000	4.625%, 1/15/27 [1]	100,055
50,000	5.875%, 2/15/28 [1]	51,167
	Murphy Oil USA Inc
75,000	4.750%, 9/15/29	70,729
	Parkland Fuel Corp
150,000	6.000%, 4/1/26 [1]	140,332
100,000	5.875%, 7/15/27 [1]	94,295
		714,911
Food/Beverage/Tobacco: 3.8%
	JBS USA LUX SA / JBS USA Finance Inc
50,000	5.875%, 7/15/24 [1]	50,812
75,000	6.750%, 2/15/28 [1]	80,479
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc
225,000	5.500%, 1/15/30 [1]	233,561
	Kraft Heinz Foods Co
100,000	3.000%, 6/1/26	97,401
175,000	5.000%, 7/15/35	174,633
25,000	4.375%, 6/1/46	22,638
	Performance Food Group Inc
50,000	5.500%, 10/15/27 [1]	46,754
	Pilgrim's Pride Corp
75,000	5.750%, 3/15/25 [1]	76,032
75,000	5.875%, 9/30/27 [1]	75,146

	Post Holdings Inc
125,000	5.750%, 3/1/27 [1]	128,960
100,000	5.500%, 12/15/29 [1]	104,285
100,000	4.625%, 4/15/30 [1]	96,500
	Sigma Holdco BV
200,000	7.875%, 5/15/26 [1]	181,110
	Simmons Foods Inc
75,000	5.750%, 11/1/24 [1]	68,554
	Vector Group Ltd
150,000	6.125%, 2/1/25 [1]	137,620
		1,574,485
Gaming: 3.8%
	Boyd Gaming Corp
100,000	4.750%, 12/1/27 [1]	83,055
	Caesars Resort Collection LLC / CRC Finco Inc
425,000	5.250%, 10/15/25 [1]	310,122
	Eldorado Resorts Inc
275,000	6.000%, 9/15/26	249,734
	Golden Nugget Inc
100,000	6.750%, 10/15/24 [1]	63,736
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
75,000	5.750%, 2/1/27	65,531
	Stars Group Holdings BV / Stars Group US Co-Borrower LLC
300,000	7.000%, 7/15/26 [1]	283,725
	Station Casinos LLC
325,000	4.500%, 2/15/28 [1]	265,688
	VICI Properties LP / VICI Note Co Inc
75,000	3.500%, 2/15/25 [1]	70,359
25,000	4.250%, 12/1/26 [1]	23,075
75,000	3.750%, 2/15/27 [1]	71,109
50,000	4.625%, 12/1/29 [1]	45,897
50,000	4.125%, 8/15/30 [1]	47,094
		1,579,125
Healthcare: 9.4%
	AMN Healthcare Inc
275,000	5.125%, 10/1/24 [1]	267,092
100,000	4.625%, 10/1/27 [1]	95,600
	Avantor Inc
175,000	6.000%, 10/1/24 [1]	184,442
75,000	9.000%, 10/1/25 [1]	79,422
	Bausch Health Americas Inc
100,000	8.500%, 1/31/27 [1]	105,055
	Bausch Health Cos Inc
75,000	7.000%, 3/15/24 [1]	76,875
150,000	6.125%, 4/15/25 [1]	148,688
275,000	9.000%, 12/15/25 [1]	291,968
25,000	5.000%, 1/30/28 [1]	23,855
25,000	5.250%, 1/30/30 [1]	23,826
	Centene Corp
150,000	5.375%, 8/15/26 [1]	154,687
275,000	4.250%, 12/15/27 [1]	271,026
250,000	4.625%, 12/15/29 [1]	252,638
	DaVita Inc
475,000	5.125%, 7/15/24	476,546

	Encompass Health Corp
50,000	5.125%, 3/15/23	50,187
54,000	5.750%, 11/1/24	54,592
	HCA Inc
300,000	5.875%, 2/15/26	317,415
	LifePoint Health Inc
100,000	4.375%, 2/15/27 [1]	94,950
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 [1]	50,750
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	73,526
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/24 [1]	43,876
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
100,000	6.625%, 5/15/22 [1]	95,248
	Polaris Intermediate Corp
75,000	8.500% Cash or 9.000% PIK, 12/1/22 [1,2]	58,686
	Sabra Health Care LP
125,000	5.125%, 8/15/26	118,460
	Select Medical Corp
75,000	6.250%, 8/15/26 [1]	75,413
	Tenet Healthcare Corp
300,000	4.625%, 7/15/24	288,000
25,000	5.125%, 5/1/25	24,063
	Verscend Escrow Corp
75,000	9.750%, 8/15/26 [1]	75,427
		3,872,313
Homebuilders/Real Estate: 3.6%
	Ashton Woods USA LLC / Ashton Woods Finance Co
100,000	6.625%, 1/15/28 [1]	79,750
	Brookfield Residential Properties Inc / Brookfield Residential US Corp
200,000	6.250%, 9/15/27 [1]	174,590
	Century Communities Inc
75,000	6.750%, 6/1/27	64,078
	iStar Inc
375,000	4.750%, 10/1/24	317,346
	Lennar Corp
75,000	4.750%, 5/30/25	72,094
50,000	5.000%, 6/15/27	46,177
	Mattamy Group Corp
100,000	5.250%, 12/15/27 [1]	93,750
	MPT Operating Partnership LP / MPT Finance Corp
175,000	4.625%, 8/1/29	163,734
	Shea Homes LP / Shea Homes Funding Corp
100,000	4.750%, 2/15/28 [1]	85,937
	Starwood Property Trust Inc
150,000	3.625%, 2/1/21	141,570
	Taylor Morrison Communities Inc
75,000	6.000%, 9/1/23 [1]	72,844
100,000	6.625%, 7/15/27 [1]	91,125
	Toll Brothers Finance Corp
100,000	3.800%, 11/1/29	88,258
		1,491,253

Insurance: 0.7%
	Acrisure LLC / Acrisure Finance Inc
175,000	8.125%, 2/15/24 [1]	171,443
	GTCR AP Finance Inc
125,000	8.000%, 5/15/27 [1]	116,068
		287,511
Metals/Mining: 2.5%
	Cleveland-Cliffs Inc
75,000	6.750%, 3/15/26 [1]	67,172
50,000	5.875%, 6/1/27 [1]	30,527
	First Quantum Minerals Ltd
275,000	7.500%, 4/1/25 [1]	230,572
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
125,000	7.375%, 12/15/23 [1]	117,534
	Hudbay Minerals Inc
75,000	7.250%, 1/15/23 [1]	65,906
	Novelis Corp
125,000	5.875%, 9/30/26 [1]	123,541
75,000	4.750%, 1/30/30 [1]	67,172
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25 [1]	42,374
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
425,000	7.500%, 6/15/25 [1]	309,175
		1,053,973
Paper: 0.5%
	Enviva Partners LP / Enviva Partners Finance Corp
125,000	6.500%, 1/15/26 [1]	122,812
	Mercer International Inc
50,000	7.375%, 1/15/25	42,063
	Schweitzer-Mauduit International Inc
50,000	6.875%, 10/1/26 [1]	50,177
		215,052
Publishing/Printing: 0.3%
	Cimpress PLC
150,000	7.000%, 6/15/26 [1]	133,281

Restaurants: 0.9%
	1011778 BC ULC / New Red Finance Inc
100,000	3.875%, 1/15/28 [1]	95,555
	IRB Holding Corp
300,000	6.750%, 2/15/26 [1]	238,937
	Yum! Brands Inc
25,000	4.750%, 1/15/30 [1]	23,639
		358,131
Services: 3.4%
	AECOM
61,000	5.125%, 3/15/27	55,421
	ASGN Inc
100,000	4.625%, 5/15/28 [1]	93,445
	Brand Industrial Services Inc
275,000	8.500%, 7/15/25 [1]	217,984

	Cloud Crane LLC
125,000	10.125%, 8/1/24 [1]	99,220
	Garda World Security Corp
225,000	4.625%, 2/15/27 [1]	203,063
136,000	9.500%, 11/1/27 [1]	122,325
	GEO Group Inc
75,000	5.125%, 4/1/23	56,812
150,000	5.875%, 10/15/24	106,312
	H&E Equipment Services Inc
150,000	5.625%, 9/1/25	140,063
	Iron Mountain Inc
100,000	5.750%, 8/15/24	100,247
50,000	5.250%, 3/15/28 [1]	49,668
	KAR Auction Services Inc
25,000	5.125%, 6/1/25 [1]	24,031
	United Rentals North America Inc
75,000	4.625%, 10/15/25	72,469
100,000	4.000%, 7/15/30	89,875
		1,430,935
Steel: 1.7%
	Allegheny Technologies Inc
175,000	7.875%, 8/15/23	169,919
	Commercial Metals Co
150,000	4.875%, 5/15/23	142,686
	Joseph T Ryerson & Son Inc
100,000	11.000%, 5/15/22 [1]	93,748
	Tms International Holding Corp
350,000	7.250%, 8/15/25 [1]	318,061
		724,414
Super Retail: 0.3%
	Asbury Automotive Group Inc
25,000	4.500%, 3/1/28 [1]	21,437
25,000	4.750%, 3/1/30 [1]	21,438
	KGA Escrow LLC
50,000	7.500%, 8/15/23 [1]	45,937
	L Brands Inc
25,000	6.750%, 7/1/36	18,195
		107,007
Technology: 3.8%
	CDW LLC / CDW Finance Corp
100,000	5.000%, 9/1/25	103,655
	CommScope Inc
100,000	6.000%, 3/1/26 [1]	100,412
	CommScope Technologies LLC
125,000	6.000%, 6/15/25 [1]	115,338
	Dell International LLC / EMC Corp
50,000	5.875%, 6/15/21 [1]	50,250
50,000	6.020%, 6/15/26 [1]	51,707
	j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
350,000	6.000%, 7/15/25 [1]	349,561
	Match Group Inc
50,000	5.625%, 2/15/29 [1]	48,177
50,000	4.125%, 8/1/30 [1]	44,969

	NortonLifeLock Inc
250,000	5.000%, 4/15/25 [1]	252,619
	Open Text Corp
100,000	3.875%, 2/15/28 [1]	94,469
	Open Text Holdings Inc
125,000	4.125%, 2/15/30 [1]	118,234
	Rackspace Hosting Inc
100,000	8.625%, 11/15/24 [1]	90,500
	VeriSign Inc
125,000	4.625%, 5/1/23	125,469
29,000	4.750%, 7/15/27	30,217
		1,575,577
Telecommunications: 11.6%
	Altice France Holding SA
200,000	10.500%, 5/15/27	212,000
	Altice France SA
475,000	7.375%, 5/1/26 [1]	474,145
	CenturyLink Inc
175,000	5.625%, 4/1/20	175,000
275,000	5.125%, 12/15/26 [1]	277,062
200,000	4.000%, 2/15/27 [1]	195,500
	Embarq Corp
100,000	7.995%, 6/1/36	99,532
	Front Range BidCo Inc
100,000	6.125%, 3/1/28 [1]	95,563
	Frontier Communications Corp
75,000	8.500%, 4/1/26 [1]	69,228
25,000	8.000%, 4/1/27 [1]	24,796
	GCI LLC
150,000	6.625%, 6/15/24 [1]	149,812
400,000	6.875%, 4/15/25	399,498
	Hughes Satellite Systems Corp
225,000	6.625%, 8/1/26	229,828
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24 [1]	145,874
	Level 3 Financing Inc
21,000	5.375%, 8/15/22	21,121
225,000	5.125%, 5/1/23	222,468
100,000	5.375%, 5/1/25	100,125
50,000	4.625%, 9/15/27 [1]	49,972
	Qwest Corp
100,000	7.250%, 9/15/25	101,765
	SBA Communications Corp
50,000	3.875%, 2/15/27 [1]	50,500
	Sprint Capital Corp
125,000	6.875%, 11/15/28	143,469
100,000	8.750%, 3/15/32	132,805
	Sprint Corp
350,000	7.875%, 9/15/23	386,342
150,000	7.625%, 3/1/26	170,603
125,000	7.250%, 2/1/28 [1]	126,094

	Telecom Italia Capital SA
175,000	7.200%, 7/18/36	182,490
	Telesat Canada / Telesat LLC
75,000	4.875%, 6/1/27 [1]	72,172
125,000	6.500%, 10/15/27 [1]	120,694
	T-Mobile USA Inc
50,000	6.375%, 3/1/25	51,377
50,000	5.125%, 4/15/25	51,497
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
275,000	7.875%, 2/15/25 [1]	254,892
		4,786,224
Utilities: 2.9%
	Calpine Corp
75,000	5.250%, 6/1/26 [1]	71,773
150,000	5.125%, 3/15/28 [1]	139,125
	Clearway Energy Operating LLC
125,000	5.750%, 10/15/25	124,532
125,000	5.000%, 9/15/26	122,005
50,000	4.750%, 3/15/28 [1]	46,563
	Drax Finco PLC
200,000	6.625%, 11/1/25 [1]	201,751
	NextEra Energy Operating Partners LP
150,000	4.250%, 7/15/24 [1]	147,188
	Talen Energy Supply LLC
75,000	7.250%, 5/15/27 [1]	68,194
75,000	6.625%, 1/15/28 [1]	63,640
	TerraForm Power Operating LLC
25,000	4.750%, 1/15/30 [1]	24,389
	Vistra Operations Co LLC
200,000	5.000%, 7/31/27 [1]	204,110
		1,213,270
TOTAL CORPORATE BONDS
(Cost $40,595,756)		36,818,193

Shares
EXCHANGE TRADED FUNDS: 6.3%
80,158	Invesco Senior Loan ETF	1,640,033
12,686	iShares iBoxx High Yield Corporate Bond ETF	977,710
		2,617,743
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,937,626)		2,617,743

Principal Amount		Value
BANK LOANS: 3.9%
Automotive & Auto Parts: 0.6%
	IXS (2/20) B
$350,000	6.000%, (3 Month LIBOR + 5.000%), 3/5/27 [2,5]	264,250

Food/Beverage/Tobacco: 0.7%
	Froneri US B2
300,000	3.239%, (1 Month LIBOR + 2.250%), 1/31/27 [2,5]	284,250

Technology: 1.0%
	Maxar Technologies B (MacDonald Dettwiler)
300,000	4.200%, (1 Month LIBOR + 2.750%), 10/5/24 [2,5]	259,000
	Plantronics B
200,000	3.950%, (1 Month LIBOR + 2.500%), 7/2/25 [2,5]	164,000
		423,000
Telecommunications: 1.6%
	Intelsat Jackson Holdings B5 (Fixed)
250,000	6.625%, 1/2/24 [5]	234,688
	Zayo Group Holdings Initial Dollar
425,000	3.989%, (1 Month LIBOR + 3.000%), 3/9/27 [2,5]	403,750
		638,438
TOTAL BANK LOANS
(Cost $1,743,684)		1,609,938

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $45,277,066)		41,045,874
Other Assets in Excess of Liabilities: 0.8%		331,296
TOTAL NET ASSETS: 100.0%		$41,377,170

ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
PIK - Payment-in-Kind - represents the security may pay interest in additional par.
USD - United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2020 the value of these securities amounted to $24,690,825 or 59.7% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	Perpetual call date security. Date shown is next call date
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$36,818,193	$–	$36,818,193
Exchange Traded Funds	2,617,743	–	–	2,617,743
Bank Loans[1]	–	1,609,938	–	1,609,938
Total Assets	$2,617,743	$38,428,131	$–	$41,045,874

[1] See the Schedule of Investments for the industry breakout.